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                   MERRILL LYNCH GLOBAL UTILITY FUND, INC.
 MERRILL LYNCH GLOBAL UTILITY FUND, INC.

                 Supplement dated February 5, 1996 to the
Supplement dated February 5, 1996 to the
                      Prospectus dated March 28, 1995
Prospectus dated March 28, 1995

The disclosure set forth under "Purchase of Shares -- Initial Sales Charge
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Alternatives-Class A and Class D Shares -- Reduced Initial Sales Charges"
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is modified as follows:

     Class D shares of the Fund are offered at net asset value to shareholders of Merrill Lynch Municipal Strategy Fund, Inc. ("Municipal Strategy Fund") and Merrill Lynch High Income Municipal Bond Fund, Inc. ("High Income Fund") who wish to purchase shares of the Fund with the net proceeds from a sale of certain of their shares of common stock pursuant to a tender offer by Municipal Strategy Fund or High Income Fund. This investment option is available only with respect to the proceeds of Municipal Strategy Fund shares as to which no CDSC (as defined in the Municipal Strategy Fund prospectus) is applicable, or with respect to the proceeds of High Income Fund shares as to which no Early Withdrawal Charge (as defined in the High Income Fund prospectus) is applicable. Such Class D shares are offered subject to the conditions applicable to the offering of Class A shares of the Fund to shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. ("Senior Floating Rate Fund") who wish to purchase shares of the Fund with the net proceeds from a sale of certain of their shares of common stock pursuant to a tender offer by Senior Floating Rate Fund, as described in the Statement of Additional Information under "Purchase of Shares -- Initial Sales Charge
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Alternatives-Class A and Class D Shares -- Closed-End Fund Investment
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Option". _______

Code #11281-0395

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